SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Fixed Income Opportunities Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.
John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2010.
Thomas J. Sweeney, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
Onur Uncu, PhD, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
Rick Smith, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2019.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of the fund’s prospectus.
John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2010.
■	Joined DWS in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.
■	Portfolio Manager for US and UK Unconstrained Funds: London.
■	Investment industry experience began in 1993.
■	BA in Economics, University of Chicago; MBA, University of Chicago.
Thomas J. Sweeney, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
■	Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.
■	Portfolio Manager / Structured Finance Sector Head: New York
■	BS in Computer Science, Rutgers College.
Onur Uncu, PhD, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
■	Joined DWS in 2013 with six years of industry experience. Prior to joining, he worked as a trader on the Credit Solutions team at Deutsche Bank and as a trader in the investment banking division at Credit Suisse.
■	Portfolio Manager for Fixed Income with Focus on Risk Analysis and Quantitative Implementation: London.
■	MS, PhD in Management Science and Engineering, Stanford University.
Rick Smith, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2019.
■	Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.
■	Senior Portfolio Manager: New York.
■	BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.

Please Retain This Supplement for Future Reference
April 10, 2019
PROSTKR-24